LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

June 1, 1999

Dear Shareholder:

We are pleased to report that the J.P. Morgan Institutional Global Strategic Income Fund delivered a strong total return of 4.45% for the six months ended April 30, 1999. The fund handily exceeded its benchmark, the Lehman Brothers Aggregate Bond Index, although it underperformed the Lipper Multi-Sector Income Funds Average.

The fund's net asset value on April 30 was $9.85 per share, increasing from $9.72 per share on October 31, 1998, after paying an income dividend of nearly $0.30 per share over the six-month period. The fund's net assets rose to nearly $266 million on April 30, while the total net assets of The Global Strategic Income Portfolio, in which the fund invests, totaled $276 million.

Included in this report is an interview with Mark E. Smith, managing director, and a member of the portfolio management team. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS....1     FUND FACTS AND HIGHLIGHTS........5

FUND PERFORMANCE..............2     FINANCIAL STATEMENTS.............8

PORTFOLIO MANAGER Q&A.........3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                                   TOTAL RETURNS                   AVERAGE ANNUAL TOTAL RETURNS
                                                              -----------------------        -------------------------------
                                                              THREE       SIX                 ONE         SINCE
AS OF APRIL 30, 1999                                          MONTH       MONTHS              YEAR        INCEPTION*
-------------------------------------------------------------------------------------        -------------------------------
J.P. Morgan Inst. Global Strategic Income Fund                1.66%        4.45%                1.68%       7.09%
Lehman Brothers Aggregate Bond Index                         -0.89%        0.68%                6.27%       8.99%
Lipper Multi-Sector Income Funds Average                      2.33%        6.12%                1.05%       6.38%

AS OF MARCH 31, 1999
-------------------------------------------------------------------------------------        -------------------------------
J.P. Morgan Inst. Global Strategic Income Fund                0.82%        1.58%                0.29%       6.55%
Lehman Brothers Aggregate Bond Index                         -0.51%       -0.17%                6.48%       9.20%
Lipper Multi-Sector Income Funds Average                      0.92%        3.48%               -0.54%       5.58%

*THE FUND COMMENCED OPERATIONS ON MARCH 17, 1997 AND HAS PROVIDED A TOTAL RETURN OF 6.39% FROM THAT DATE THROUGH APRIL 30, 1999. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS IN THE TABLE ABOVE ARE CALCULATED FROM MARCH 31, 1997, THE FIRST DATE WHEN DATA FOR THE FUND, ITS BENCHMARK, AND ITS LIPPER CATEGORY AVERAGE WERE AVAILABLE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH MEASURES BOND MARKET PERFORMANCE. THE INDEX DOES NOT INCLUDE FEES OR EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with MARK E. SMITH, managing director, who is a member of the portfolio management team of The Global Strategic Income Portfolio in which the fund invests. He leads the investment team with responsibility for J.P. Morgan Investment Management's global extended markets and extended active fixed income investment strategies. Prior to joining J.P. Morgan Investment in 1994, Mark was with Allied Signal Inc. for ten years, where he was an internal fixed income portfolio manager. For five years, he had similar responsibilities at Armco Inc. Mark is a graduate of Ohio Northern University and earned his M.B.A. at the University of Cincinnati. This interview was conducted on May 11, 1999, and reflects his views on that date.

THE FUND TURNED IN A VERY SOLID PERFORMANCE OVER THE SIX MONTHS ENDED APRIL 30. HOW DID YOU DO IT?

MS: The markets developed much the way we anticipated last fall. The prior period was characterized by severe market volatility. Increased fundamental risk in emerging markets debt securities had resulted in dramatic weakness in most of the higher-yielding portions of the U.S. dollar fixed income markets. Calm returned to these markets supported by continued strong U.S. economic growth, worldwide easing of monetary policies and the initial phase of economic stability in Japan. Investor confidence returned and with it stronger market conditions for the higher-yielding sectors of the fixed income markets.

AND THE FUND'S STRATEGY HELPED YOU MAKE THE MOST OF THIS SCENARIO?

MS: Exactly. These past six months were perfectly suited to a multi-sector bond strategy like ours. First, we shifted from a more defensive allocation that emphasized hedged non-dollar sovereign debt into the higher quality sectors of the U.S. dollar market. We purchased corporate bonds and mortgage backed securities because we expected them to be the first beneficiaries of improving market conditions. Our multi-sector approach then permitted us to make the next shift into riskier bonds, such as high yield corporates and emerging markets debt. While these had made some initial recovery, they continued to offer very attractive opportunities.

HOW DID YOU MAKE THE SWITCH?

MS: The initial shift was quick. The liquidity of the corporate, mortgage and international sectors provided the flexibility to take advantage of a fleeting opportunity. The second transition was gradual. As the higher quality markets appreciated we moved back into the high yield and emerging markets sectors as risk-adjusted returns became more attractive there. For example, we nearly doubled our exposure to the emerging markets in three months this year, as we became increasingly confident in the sector's stability and performance. We funded the increase largely by reducing holdings in corporates and mortgages.

RISING COMMODITY PRICES, ESPECIALLY CRUDE OIL, MUST HAVE HELPED.

MS: Yes. We had been interested in Venezuela, but were concerned about the new government's ability to control spending. Once the price of oil started to move up, prospective revenues increased, defusing fiscal pressures. There were other factors that helped lift the entire emerging markets sector, notably the rise of Korea's credit rating to investment grade earlier this year. That gave the emerging markets more credibility with investors.

EVEN THOUGH BRAZIL'S CURRENCY COLLAPSED IN JANUARY, IT, TOO, BOUNCED BACK QUICKLY, RIGHT?

MS: The recovery of Brazil has been remarkable. They appointed a new head of their central bank and their government adopted some major fiscal reforms, and as a result they have reentered the capital markets - all in just several months' time.

THERE MAY BE ONE NEGATIVE ON THE HORIZON. INTEREST RATES ARE RISING. HOW WILL THAT AFFECT YOUR MARKETS?

MS: Rising rates are not a positive event for fixed income investments. While income generation is increased, the principal values come under pressure. Fortunately, this portfolio offers a very high level of income. Continued global economic growth is expected to support both the credit quality of U.S.-based high yield corporations and many of the economies of the emerging markets.

AND IF PRESSURE MOUNTS ON THE FEDERAL RESERVE TO RAISE SHORT-TERM U.S. INTEREST RATES?

MS: There is some potential for marginal erosion, but when you couple that with continued strong economic expansion, we still should do very well. Inflationary concerns may return following an extended absence. This may put pressure on the Fed, but despite a minor, gradual rise in interest rates the strategy should do well as yield-oriented sectors benefit from stronger economic growth and improving credit quality.

SO YOUR OUTLOOK REMAINS POSITIVE?

MS: The strength of the U.S. economy supports continued corporate spread tightening over the next few months. In the emerging markets and high yield, we are comfortable with our positions, but are unlikely to grow them further. With the high yield sector, we expect to continue to take profits in cable and media companies, moving into consumer cyclicals, forest products, and healthcare. The new issue calendar has grown impressively, providing the opportunity to implement these transitions.

In emerging markets, we continue to monitor both global commodity pricing and U.S. inflation expectations. The same factors which would put pressure on U.S. interest rates would also provide support for emerging markets debt sectors. Should commodity prices fall, we might begin to take profits in some of our Latin countries, particularly in Colombia, as we see limited further upside potential. This capital could be used to take advantage of some tactical situations in Thailand and Turkey.

The outlook for mortgages remains strong. Positive real estate fundamentals and conservative loan underwriting standards continue to provide constructive credit conditions. Yield spreads remain above historic levels and should tighten over the coming months.

In international bonds, we fear that the European and Japanese transition from disinflation to recovery may take longer than initially expected. We are increasingly cautious about the outlook for all the major bond markets. OECD leading economic indicators are turning up. This could lead to reductions in our hedged non-dollar allocation.

FUND FACTS

INVESTMENT OBJECTIVE

J.P. Morgan Institutional Global Strategic Income Fund's investment objective is high total return from a portfolio of fixed income securities of foreign and domestic issuers. It is designed for investors who seek exposure to high-yielding, international and emerging debt markets in their investment portfolios.The portfolio's benchmark is the Lehman Brothers Aggregate Bond Index.


--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
03/17/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/99
$265,864,594

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 4/30/99
$276,450,235

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99

EXPENSE RATIO
The fund's current annualized expense ratio of 0.65% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[GRAPH]

CORPORATE OBLIGATIONS                       33.3%
(DOMESTIC & FOREIGN)
SOVERIGN BONDS                              15.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS          13.5%
CMO'S AND ASSET-BACKED SECURITIES            8.7%
PRIVATE PLACEMENTS- REAL ESTATE              6.2%
FOREIGN GOVERNMENT OBLIGIATIONS              5.0%
U.S. TREASURY OBLIGIATIONS                   1.7%
FOREIGN GOVERNMENT AGENCY OBLIGATIONS        1.0%
CONVERTIBLE BONDS                            0.2%
SHORT-TERM HOLDINGS                         15.2%


30-DAY SEC YIELD
6.48%*


DURATION
4.6 years



*YIELD REFLECTS REIMBURSEMENT OF EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE 30-DAY SEC YIELD WOULD HAVE BEEN LOWER.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). The fund invests in below investment-grade debt obligations and foreign securities which are subject to special risks; prospective investors should refer to the fund's prospectus for a discussion of these risks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The Global Strategic Income
  Portfolio ("Portfolio"), at value                $266,271,676
Receivable for Expense Reimbursements                    22,217
Deferred Organization Expenses                           20,311
Receivable for Shares of Beneficial Interest Sold        15,913
Prepaid Trustees' Fees                                      300
Prepaid Expenses and Other Assets                         6,629
                                                   ------------
    Total Assets                                    266,337,046
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       379,163
Shareholder Servicing Fee Payable                        21,602
Payable for Shares of Beneficial Interest
  Redeemed                                               19,625
Administrative Services Fee Payable                       5,565
Fund Services Fee Payable                                   107
Accrued Expenses                                         46,390
                                                   ------------
    Total Liabilities                                   472,452
                                                   ------------
NET ASSETS
Applicable to 26,988,390 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $265,864,594
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                               $9.85
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $273,309,358
Undistributed Net Investment Income                   1,787,908
Accumulated Net Realized Loss on Investment          (9,355,923)
Net Unrealized Appreciation of Investment               123,251
                                                   ------------
    Net Assets                                     $265,864,594
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                      $ 8,460,631
Allocated Portfolio Expenses                                      (697,454)
                                                               -----------
    Net Investment Income Allocated from
      Portfolio                                                  7,763,177
FUND EXPENSES
Shareholder Servicing Fee                          $ 115,873
Administrative Services Fee                           30,615
Registration Fees                                     15,464
Transfer Agent Fees                                    9,666
Printing Expenses                                      7,774
Professional Fees                                      6,664
Amortization of Organization Expenses                  3,498
Fund Services Fee                                      2,447
Administration Fee                                     1,811
Trustees' Fees and Expenses                            1,329
Miscellaneous                                          7,984
                                                   ---------
    Total Fund Expenses                              203,125
Less: Reimbursement of Expenses                     (147,405)
                                                   ---------
NET FUND EXPENSES                                                   55,720
                                                               -----------
NET INVESTMENT INCOME                                            7,707,457
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                       (106,800)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                            2,993,467
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $10,594,124
                                                               -----------
                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1999          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1998
                                                   ------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  7,707,457   $    12,393,583
Net Realized Loss on Investment Allocated from
  Portfolio                                            (106,800)       (8,306,099)
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                           2,993,467        (2,872,359)
                                                   ------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                     10,594,124         1,215,125
                                                   ------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (7,148,967)      (12,391,012)
Net Realized Gain                                            --          (297,618)
Return of Capital                                                        (545,492)
                                                   ------------   ----------------
    Total Distributions to Shareholders              (7,148,967)      (13,234,122)
                                                   ------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold     68,040,400       179,773,902
Reinvestment of Dividends and Distributions           4,981,223         6,384,373
Cost of Shares of Beneficial Interest Redeemed      (34,302,354)      (55,490,060)
                                                   ------------   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                            38,719,269       130,668,215
                                                   ------------   ----------------
    Total Increase in Net Assets                     42,164,426       118,649,218
NET ASSETS
Beginning of Period                                 223,700,168       105,050,950
                                                   ------------   ----------------
End of Period (including undistributed net
  investment income of
  $1,787,908 and $1,229,418 respectively)          $265,864,594   $   223,700,168
                                                   ------------   ----------------
                                                   ------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                            FOR THE PERIOD
                                                       FOR THE         FOR THE FISCAL       MARCH 17, 1997
                                                   SIX MONTHS ENDED         YEAR           (COMMENCEMENT OF
                                                    APRIL 30, 1999    ENDED OCTOBER 31,   OPERATIONS) THROUGH
                                                     (UNAUDITED)            1998           OCTOBER 31, 1997
                                                   ----------------   -----------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $          9.72    $          10.16    $            10.00
                                                   ----------------   -----------------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.31                0.75                  0.46
Net Realized and Unrealized Gain (Loss) on
  Investment                                                  0.12               (0.45)                 0.15
                                                   ----------------   -----------------   -------------------
Total from Investment Operations                              0.43                0.30                  0.61
                                                   ----------------   -----------------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                        (0.30)              (0.70)                (0.45)
Net Realized Gain                                               --               (0.02)                   --
Return of Capital                                               --               (0.02)                   --
                                                   ----------------   -----------------   -------------------
Total Distributions to Shareholders                          (0.30)              (0.74)                (0.45)
                                                   ----------------   -----------------   -------------------

NET ASSET VALUE, END OF PERIOD                     $          9.85    $           9.72    $            10.16
                                                   ----------------   -----------------   -------------------
                                                   ----------------   -----------------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  4.45%(a)             2.91%                6.15%(a)
Net Assets, End of Period (in thousands)           $       265,865    $        223,700    $          105,051
Ratios to Average Net Assets
  Net Expenses                                                0.65%(b)             0.65%                0.65%(b)
  Net Investment Income                                       6.65%(b)             6.59%                7.12%(b)
  Expenses without Reimbursement                              0.78%(b)             0.83%                1.18%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional Global Strategic Income Fund (the "fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on March 17, 1997.

The fund invests all of its investable assets in The Global Strategic Income Portfolio (the "portfolio"), a no-load, diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (96% at April 30, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $30,864, which were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

   g) For federal income tax purposes, the fund had a capital loss carryforward at October 31, 1998 of $8,890,820, all of which expires in the year 2006. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust, on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1999, the fee for these services amounted to $1,811.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and J.P. Morgan Funds invest (the"master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six month ended April 30, 1999, the fee for these services amounted to $30,615.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.65% of the average daily net assets of the fund. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the six months ended April 30, 1999, J.P.Morgan has agreed to reimburse the fund $147,405 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the six months ended April 30, 1999, the fee for these services amounted to $115,873.

J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $2,447 for the six months ended April 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $500.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1999          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1998
                                                   ------------   ----------------
Shares sold......................................    6,959,534         17,619,100
Reinvestment of dividends and distributions......      508,576            633,595
Shares redeemed..................................   (3,503,372)        (5,568,441)
                                                   ------------   ----------------
Net Increase.....................................    3,964,738         12,684,254
                                                   ------------   ----------------
                                                   ------------   ----------------

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund and the portfolio.

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The maximum borrowing under the Agreement was $150,000,000. The Agreement expired on May 26,1999, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 23, 2000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. Prior to May 26, 1999 the funds paid a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount; under the current Agreement, the commitment fee has increased to an annual rate of 0.085% on the unused portion of the committed amount. This is allocable to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement as of April 30, 1999.

The Global Strategic Income Portfolio

Semiannual Report April 30, 1999 (unaudited)

(The following pages should be read in conjunction with J.P. Morgan Institutional Global Strategic Income Fund
Semiannual Financial Statements)

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (9.6%)
FINANCIAL SERVICES (9.6%)
$                 1,750,000    Blackrock Capital Finance L.P., Subordinated
                                 Bond, CSTR, Series 1997-C1, Class E, Callable,
                                 8.480% due 10/25/26(s).........................     NR/NR       $   1,488,594
                  1,984,377    Chase Commercial Mortgage Securities Corp.,
                                 Subordinated Bond, Series 1997-1, Class E,
                                 Callable, 7.370% due 12/19/07(s)...............    NR/BBB-          1,850,509
                  1,000,000    Chase Commercial Mortgage Securities Corp.,
                                 Subordinated Bond, Series 1997-2, Class E,
                                 Callable, 6.600% due 12/19/07(s)...............    NR/BBB-            877,305
                 16,343,940    CS First Boston Mortgage Securities Corp., IO,
                                 CSTR, Series 1997-2, Class X, Callable, (144A),
                                 1.050% due 06/25/20(v).........................     NR/NR             296,234
                    695,884    DLJ Mortgage Acceptance Corp, Series DRRE-1A,
                                 (144A), 8.250% due 07/25/27....................     NR/NR             709,802
                  2,000,000    First Chicago/Lennar Trust, CSTR, Series
                                 1997-CHL1, Class D, Callable, (144A), 8.100%
                                 due 05/29/08(s)(v).............................     NR/NR           1,696,250
                  2,500,000    Green Tree Financial Corp, Subordinated Bond,
                                 Series 1999-2, Class B1, Callable, 8.410% due
                                 12/01/30.......................................    NR/BBB+          2,476,172
                    160,985    Home Mac Mortgage Securities Corp., Series
                                 1985-1, secured by GNMA, 11.375% due
                                 08/01/15.......................................     NR/NR             163,802
                  1,183,504    Merrill Lynch Mortgage Investors, Inc.,
                                 Subordinated Bond, CSTR, Series 1995-C2, Class
                                 E, Callable, 7.765% due 06/15/21(s)(v).........     Ba3/NR          1,103,063
                  2,000,000    Merrill Lynch Mortgage Investors, Inc.,
                                 Subordinated Bond, Series 1997-C1, Class F,
                                 Partially Callable, 7.120% due 06/18/29(s).....     NR/BB           1,471,875
                  2,000,000    Mid-America Finance, Inc., Sequential Payer,
                                 Series 1998-1, Class A, 6.376% due
                                 09/01/05(s)....................................    Baa2/BBB         1,922,188
                  3,000,000    Morgan Stanley Capital I, Inc., Sequential Payer,
                                 Series 1997-C1, Class A1C, Callable, 7.630% due
                                 02/15/20.......................................     Aaa/NR          3,158,320
                  1,000,000    Morgan Stanley Capital I, Inc., Subordinated
                                 Bond, CSTR, Series 1997-RR, Class D, Callable,
                                 (144A), 7.727% due 04/30/39(s)(v)..............     NR/NR             772,344
                  2,000,000    Morgan Stanley Capital I, Inc., Subordinated
                                 Bond, Series 1997-C1, Class F, Callable,
                                 (144A), 6.850% due 02/15/20(s).................     Ba2/NR          1,510,625
                    435,000    Morgan Stanley Capital I, Inc., Subordinated
                                 Bond, Series 1997-HF1, Class F, Partially
                                 Callable, (144A), 6.860% due 02/15/10..........     NR/NR             334,406
                  1,570,000    Morgan Stanley Capital I, Inc., Subordinated
                                 Bond, Series 1997-HF1, Class G, Partially
                                 Callable, (144A), 6.860% due 05/15/11(s).......     NR/NR           1,077,903
                  1,000,000    Morgan Stanley Capital I, Inc., Subordinated
                                 Bond, Series 1997-XL1, Class G, Partially
                                 Callable, (144A), 7.695% due 10/03/30(s).......     Ba3/BB            814,375
                  1,000,000    Mortgage Capital Funding, Inc., Subordinated
                                 Bond, Series 1997-MC2, Class E, Partially
                                 Callable, 7.214% due 11/20/27(s)...............    Baa3/NR            928,750
                  1,440,000    Nomura Asset Securities Corp., Sequential Payer,
                                 Series 1998-D6, Class A1B, Partially Callable,
                                 6.590% due 03/17/28............................    Aaa/AAA          1,446,075
                  1,560,000    Nomura Asset Securities Corp., Sequential Payer,
                                 Series 1998-D6, Class A1C, Partially Callable,
                                 6.690% due 03/17/28............................    Aaa/AAA          1,543,425
                    134,681    Salomon Brothers Mortgage Securities V, Inc.,
                                 Series 1985-1, secured by GNMA, 12.000% due
                                 04/01/15.......................................     NR/NR             136,028

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (CONTINUED)
$                    82,686    Salomon Brothers Mortgage Securities V, Inc.,
                                 Series 1985-2, secured by GNMA, 12.000% due
                                 05/01/15.......................................     NR/NR       $      83,099
                    663,899    Structured Asset Securities Corp., Subordinated
                                 Bond, Series 1997-C1, Class E, Callable,
                                 (144A), 5.813% due 08/25/00(s)(v)..............     NR/NR             661,409
                                                                                                 -------------
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                                     ASSET BACKED SECURITIES (COST
                                     $28,928,766)...............................                    26,522,553
                                                                                                 -------------

CONVERTIBLE BONDS (0.3%)
RETAIL (0.3%)
                    850,000    Corporate Express, Inc., Callable 07/01/99,
                                 4.500% due 07/01/00 (cost $785,732)............     B3/B-             757,562
                                                                                                 -------------

CORPORATE OBLIGATIONS (30.5%)
AEROSPACE (1.1%)
                    460,000    Coltec Industries, Inc., Callable, 7.500% due
                                 04/15/08.......................................     Ba2/BB            480,700
                  1,750,000    Northrop-Grumman Corp., Callable 10/15/04, 9.375%
                                 due 10/15/24(s)................................   Baa3/BBB-         1,949,080
                    500,000    Truserv Corp., 6.850% due 07/01/08(f)(s).........     NR/NR             496,170
                                                                                                 -------------
                                                                                                     2,925,950
                                                                                                 -------------

AGRICULTURE (0.4%)
                  1,000,000    Scotts Co., Callable 01/15/04, (144A), 8.625% due
                                 01/15/09.......................................     B2/B+           1,035,000
                                                                                                 -------------

APPARELS & TEXTILES (1.7%)
                    800,000    Collins & Aikman Products Co., Callable 04/15/01,
                                 11.500% due 04/15/06...........................      B2/B             826,000
                    375,000    Fruit of the Loom, Inc., Callable, (144A), 8.875%
                                 due 04/15/06...................................     Ba1/BB            371,250
                    800,000    Fruit of the Loom, Inc., Refunding, 6.500% due
                                 11/15/03.......................................     Ba1/BB            732,480
                  1,000,000    Pillowtex Corp., Series B, Callable 12/15/02,
                                 9.000% due 12/15/07............................     B2/B+           1,012,500
                  1,100,000    Polymer Group, Inc., Series B, Callable 07/01/02,
                                 9.000% due 07/01/07(s).........................      B2/B           1,127,500
                    600,000    Westpoint Stevens, Inc., Callable, 7.875% due
                                 06/15/05.......................................     Ba3/BB            613,500
                                                                                                 -------------
                                                                                                     4,683,230
                                                                                                 -------------

AUTOMOTIVE SUPPLIES (0.6%)
                    700,000    Dura Operating Corp., Callable 05/01/04, (144A),
                                 9.000% due 05/01/09............................      B2/B             712,250
                    400,000    Federal-Mogul Corp., Callable, 7.750% due
                                 07/01/06.......................................    Ba2/BB+            400,768
                    200,000    Hayes Lemmerz International, Inc., Callable
                                 07/15/01, 11.000% due 07/15/06.................      B2/B             221,500
                    400,000    Hayes Lemmerz International, Inc., Series B,
                                 Callable 07/15/02, 9.125% due 07/15/07.........      B2/B             417,000
                                                                                                 -------------
                                                                                                     1,751,518
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
BANKING (0.6%)
$                 1,000,000    Chase Manhattan Corp., 6.000% due 02/15/09.......      A1/A       $     968,600
                    750,000    First Union Corp., Refunding, 8.125% due
                                 06/24/02(s)....................................     A2/A-             797,310
                                                                                                 -------------
                                                                                                     1,765,910
                                                                                                 -------------

BROADCASTING & PUBLISHING (2.3%)
                    700,000    Capstar Broadcasting Partners, Callable 07/01/02,
                                 9.250% due 07/01/07............................     B2/B-             749,000
                    500,000    Chancellor Media Corp., Callable, (144A), 8.000%
                                 due 11/01/08...................................     Ba2/B+            515,000
                    400,000    Chancellor Media Corp., Series B, Callable
                                 06/15/02, 8.750% due 06/15/07..................      B1/B             411,000
                  1,000,000    Echostar DBS Corp., Callable 02/01/04, (144A),
                                 9.375% due 02/01/09............................      B2/B           1,037,500
                    600,000    Emmis Communications Corp., Callable 03/15/04,
                                 (144A), 8.125% due 03/15/09....................     B2/B-             601,500
                    700,000    Fox Family Worldwide, Inc., Callable 11/01/02,
                                 9.250% due 11/01/07............................      B1/B             679,000
                    200,000    Lenfest Communications, Inc., 7.625% due
                                 02/15/08.......................................    Ba2/BB+            204,500
                    620,000    Lenfest Communications, Inc., 10.500% due
                                 06/15/06(s)....................................     B1/BB-            726,950
                  1,300,000    TV Guide, Inc., Callable 03/01/04, (144A), 8.125%
                                 due 03/01/09...................................     Ba3/B+          1,326,000
                                                                                                 -------------
                                                                                                     6,250,450
                                                                                                 -------------

CHEMICALS (0.6%)
                    620,000    Arco Chemical Co., Refunding, 9.800% due
                                 02/01/20.......................................     Ba3/BB            609,423
                    750,000    Cytec Industries, Inc., Callable, 6.500% due
                                 03/15/03(s)....................................    Baa2/BBB           730,912
                    307,692    Lyondell Petrochemical Corp., Tranche D, 7.220%
                                 due 06/30/00 (v)...............................     NR/NR             306,538
                                                                                                 -------------
                                                                                                     1,646,873
                                                                                                 -------------

COMMERCIAL SERVICES (0.2%)
                    600,000    Cendant Corp., Callable, 7.750% due 12/01/03.....    Baa1/BBB           618,144
                                                                                                 -------------

COMPUTER SOFTWARE (0.2%)
                    500,000    PSINet, Inc., Series B, Callable 02/15/02,
                                 10.000% due 02/15/05...........................     B3/B-             523,750
                                                                                                 -------------

DIVERSIFIED MANUFACTURING (0.2%)
                    500,000    K&F Industries, Inc., Series B, Callable
                                 10/15/02, 9.250% due 10/15/07..................     B3/B-             516,250
                                                                                                 -------------

ELECTRIC (0.8%)
                    400,000    Calpine Corp., 7.625% due 04/15/06...............     Ba2/BB            397,436
                  1,300,000    Calpine Corp., 7.875% due 04/01/08(s)............     Ba2/BB          1,313,000
                    400,000    CMS Energy Corp., Callable, (144A), 6.750% due
                                 01/15/04.......................................     Ba3/BB            392,556
                                                                                                 -------------
                                                                                                     2,102,992
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
ELECTRONICS (0.4%)
$                   355,000    Protection One Alarm Monitoring, Inc., Callable,
                                 7.375% due 08/15/05............................    Ba1/BBB-     $     346,501
                    700,000    Protection One Alarm Monitoring, Inc., Callable,
                                 (144A), 8.125% due 01/15/09....................    Ba3/BB+            675,500
                                                                                                 -------------
                                                                                                     1,022,001
                                                                                                 -------------

ENERGY SOURCE (0.2%)
                    400,000    Cogentrix Energy, Inc., Callable, 8.750% due
                                 10/15/08.......................................    Ba1/BB+            432,000
                                                                                                 -------------

ENTERTAINMENT, LEISURE & MEDIA (2.3%)
                    900,000    Ackerly Group, Inc., Series B, Callable 01/15/04,
                                 9.000% due 01/15/09............................      B2/B             927,000
                    500,000    CSC Holdings, Inc., Callable 05/15/06, 10.500%
                                 due 05/15/16...................................     B1/BB-            602,500
                    750,000    Destination Film Funding Corp., Callable, (144A),
                                 6.250% due 10/15/03(s).........................     NR/AA-            719,467
                    500,000    Fox/Liberty Networks LLC, Callable 08/15/02,
                                 8.875% due 08/15/07(s).........................      B1/B             545,625
                    175,000    Jacor Communications Co., Callable 12/15/01,
                                 9.750% due 12/15/06............................     B2/BB+            192,937
                    400,000    Jacor Communications Co., Series B, Callable
                                 06/15/02, 8.750% due 06/15/07..................     B2/BB+            426,000
                    700,000    Lamar Advertising Co., Callable 09/15/02, 8.625%
                                 due 09/15/07...................................      B1/B             733,250
                    400,000    Outdoor Systems, Inc., Callable 06/15/02, 8.875%
                                 due 06/15/07...................................      B1/B             426,000
                    400,000    Premier Parks, Inc., Callable 04/01/02, 9.250%
                                 due 04/01/06...................................     B3/B-             418,000
                  1,500,000    Premier Parks, Inc., Callable 04/01/03, 0.000%
                                 due 04/01/08(v)................................     B3/B-           1,065,000
                    200,000    Time Warner Telecom LLC, Callable 07/15/03,
                                 9.750% due 07/15/08............................     B2/B-             216,000
                                                                                                 -------------
                                                                                                     6,271,779
                                                                                                 -------------

FINANCIAL SERVICES (3.3%)
                    325,000    Enterprise Rent-a-Car USA Finance Co., MTN,
                                 (144A), 9.125% due 12/15/04....................   Baa2/BBB+           364,130
                    750,000    Ford Holdings, Inc., 9.300% due 03/01/30.........      A1/A             969,195
                    600,000    Golden State Holdings Co., Callable, 7.125% due
                                 08/01/05.......................................    Ba1/BB+            588,330
                    500,000    Health Care Property Investors, Inc., 6.500% due
                                 02/15/06(s)....................................   Baa1/BBB+           461,915
                  1,000,000    Household Finance Corp., 6.500% due 11/15/08.....      A2/A             994,790
                    750,000    Provident Financing Trust I, 7.405% due
                                 03/15/38(s)....................................    A3/BBB-            747,517
                  2,000,000    Prudential Insurance Co., (144A), 6.375% due
                                 07/23/06.......................................     A2/A+           2,002,200
                    750,000    Sears Roebuck Acceptance Corp., 6.750% due
                                 09/15/05.......................................     A2/A-             770,347
                    700,000    Sun World International, Inc., Series B, Callable
                                 04/15/01, 11.250% due 04/15/04(s)..............      B2/B             739,375
                    450,000    Termoemcali Funding Corp., Callable 06/15/07,
                                 Sinking Fund, (144A), 10.125% due 12/15/14.....    NR/BBB-            337,500
                  1,000,000    Wells Fargo Co., Series H, MTN, 6.750% due
                                 10/01/06.......................................     Aa3/A+          1,030,520
                                                                                                 -------------
                                                                                                     9,005,819
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
FOOD, BEVERAGES & TOBACCO (1.3%)
$                 1,000,000    Aurora Foods, Inc., Series B, Callable 07/01/03,
                                 8.750% due 07/01/08............................     B1/B+       $   1,045,000
                    800,000    J Seagram & Sons, 7.600% due 12/15/28............   Baa3/BBB-           817,920
                    255,000    Nash Finch Co., Series B, Callable 05/01/03,
                                 8.500% due 05/01/08............................     B2/BB+            232,050
                  1,000,000    Smithfield Foods, Inc., 7.625% due 02/15/08......    Ba3/BB+            972,500
                    420,000    Tricon Global Restaurants, Callable, 7.450% due
                                 05/15/05.......................................     Ba1/BB            428,963
                                                                                                 -------------
                                                                                                     3,496,433
                                                                                                 -------------

HEALTH SERVICES (1.4%)
                    250,000    Genesis Health Ventures, Inc., Callable 06/15/00,
                                 9.750% due 06/15/05............................    B2/CCC+            226,250
                    200,000    Genesis Health Ventures, Inc., Callable 10/01/01,
                                 9.250% due 10/01/06............................    B2/CCC+            176,000
                    700,000    Mariner Post-Acute Network, Inc., Series B,
                                 Callable 04/01/01, 9.500% due 04/01/06.........     B3/CCC            490,000
                    750,000    McKesson HBOC, Inc., Callable, 6.400% due
                                 03/01/08.......................................     A3/A-             740,317
                  1,000,000    Rural/Metro Corp., Callable 03/15/03, 7.875% due
                                 03/15/08.......................................    Ba3/BB-            935,000
                    300,000    Tenet Healthcare Corp., 8.000% due 01/15/05......    Ba1/BB+            300,750
                    500,000    Tenet Healthcare Corp., Callable 06/01/03,
                                 (144A), 8.125% due 12/01/08....................    Ba3/BB-            490,000
                    500,000    Triad Hospitals Holdings, Inc., Callable
                                 05/15/04, (144A), 11.000% due 05/15/09.........     B3/B-             500,000
                                                                                                 -------------
                                                                                                     3,858,317
                                                                                                 -------------

INFORMATION PROCESSING (0.3%)
                    700,000    Verio, Inc., Callable 12/01/03, (144A), 11.250%
                                 due 12/01/08...................................     B3/B-             787,500
                                                                                                 -------------

MANUFACTURING (0.6%)
                    400,000    Falcon Holding Group L.P., Series B, Callable
                                 04/15/03, 8.375% due 04/15/10..................      B2/B             409,000
                  1,100,000    Falcon Holding Group L.P., Series B, Callable
                                 04/15/03, 0.000% due 04/15/10(v)...............      B2/B             775,500
                    300,000    Globe Manufacturing Corp., Series B, Callable
                                 08/01/03, 10.000% due 08/01/08.................     B2/B-             251,250
                    200,000    Wheeling-Pittsburgh Corp., Callable 11/15/02,
                                 9.250% due 11/15/07............................     B2/BB-            197,000
                                                                                                 -------------
                                                                                                     1,632,750
                                                                                                 -------------

MEDICAL SUPPLIES (0.7%)
                  1,600,000    Boston Scientific Corp., 6.625% due
                                 03/15/05(s)....................................    Baa3/BBB         1,560,304
                    500,000    Sunrise Medical, Inc., 7.090% due 10/28/04(f)....     NR/NR             485,975
                                                                                                 -------------
                                                                                                     2,046,279
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
METALS & MINING (0.8%)
$                   153,846    P&L Coal Holdings Corp., 7.875% due
                                 06/04/06(v)....................................     NR/NR       $     153,461
                    400,000    P&L Coal Holdings Corp., Series B, Callable
                                 05/15/03, 9.625% due 05/15/08..................      B2/B             416,000
                    153,846    P&L Coal Holdings Corp., Tranche 2, 7.625% due
                                 06/04/06(v)....................................     NR/NR             153,461
                    153,846    P&L Coal Holdings Corp., Tranche 3, 8.125% due
                                 06/04/06(v)....................................     NR/NR             153,461
                    600,000    Ryerson Tull, Inc., Callable, 8.500% due
                                 07/15/01.......................................    Baa3/BBB           618,000
                    100,000    Ryerson Tull, Inc., Callable, 9.125% due
                                 07/15/06.......................................    Baa3/BBB           106,625
                    200,000    WHX Corp., Callable 04/15/02, 10.500% due
                                 04/15/05.......................................      B3/B             200,000
                    500,000    Wyman-Gordon Co., Callable 12/15/02, 8.000% due
                                 12/15/07.......................................     Ba2/BB            496,250
                                                                                                 -------------
                                                                                                     2,297,258
                                                                                                 -------------

NATURAL GAS (1.0%)
                    750,000    Ferrellgas Partners, L.P., Series A, 6.990% due
                                 08/01/05(f)....................................     NR/NR             728,955
                    125,000    Ferrellgas Partners, L.P., Series B, Callable
                                 06/15/01, 9.375% due 06/15/06..................     B1/B+             125,156
                    700,000    Tesoro Petroleum Corp., Series B, Callable
                                 07/01/03, 9.000% due 07/01/08..................     B1/BB-            701,750
                    500,000    Vintage Petroleum, Callable 12/15/00, 9.000% due
                                 12/15/05.......................................     B1/B+             506,250
                    750,000    Williams Companies, Inc., 6.200% due 08/01/02....   Baa2/BBB-           750,607
                                                                                                 -------------
                                                                                                     2,812,718
                                                                                                 -------------

OIL-PRODUCTION (0.9%)
                    300,000    Nuevo Energy Co., Callable 04/15/01, 9.500% due
                                 04/15/06.......................................     B1/B+             307,125
                    300,000    Ocean Energy, Inc., Series B, Callable 07/15/02,
                                 8.875% due 07/15/07............................     B1/BB-            306,000
                    700,000    Plains Resources, Inc., Series B, Callable
                                 03/15/01, 10.250% due 03/15/06.................     B2/B-             712,250
                    300,000    Pogo Producing Co , Series B, Callable 02/15/04,
                                 10.375% due 02/15/09...........................     B2/B+             312,000
                  1,000,000    Range Resources Corp., Callable 01/15/02, 8.750%
                                 due 01/15/07...................................      B2/B             845,000
                                                                                                 -------------
                                                                                                     2,482,375
                                                                                                 -------------

OIL-SERVICES (0.7%)
                    500,000    Lasmo (USA), Inc., 7.500% due 06/30/06(s)........    Baa2/BBB           508,945
                  1,000,000    Newpark Resources, Inc., Series B, Callable
                                 12/15/02, 8.625% due 12/15/07..................     B2/B+             965,000
                    376,737    Oil Purchase Co., Sinking Fund, (144A), 7.100%
                                 due 10/31/02(s)................................    Baa3/BBB           354,132
                                                                                                 -------------
                                                                                                     1,828,077
                                                                                                 -------------

PACKAGING & CONTAINERS (0.6%)
                    900,000    Riverwood International Corp., Callable 08/01/02,
                                 10.625% due 08/01/07...........................     B3/B-             954,000
                    500,000    Stone Container Corp., Callable, 12.750% due
                                 04/01/02(v)....................................     B3/B-             502,500
                    100,000    Stone Container Corp., Callable 10/01/99, 10.750%
                                 due 10/01/02...................................     B1/B+             104,500
                                                                                                 -------------
                                                                                                     1,561,000
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
POLLUTION CONTROL (0.3%)
$                 1,000,000    Allied Waste North America, Inc., Series B,
                                 Callable, 7.625% due 01/01/06..................     Ba3/BB      $     977,500
                                                                                                 -------------

REAL ESTATE INVESTMENT TRUSTS (0.3%)
                  1,000,000    Health Care REIT, Inc., Callable, 7.625% due
                                 03/15/08(s)....................................    Ba1/BBB-           937,800
                                                                                                 -------------

RETAIL (0.3%)
                    500,000    Corning Consumer Products Co., Series B, Callable
                                 05/01/03, 9.625% due 05/01/08..................      B3/B             457,500
                    300,000    Fred Meyer, Inc., Callable, 7.450% due
                                 03/01/08.......................................    Ba2/BB+            314,490
                                                                                                 -------------
                                                                                                       771,990
                                                                                                 -------------

TELECOMMUNICATIONS (4.2%)
                    600,000    Adelphia Communications, Inc., (144A), 7.750% due
                                 01/15/09.......................................     B1/B+             591,000
                    750,000    Adelphia Communications, Inc., Series B, 8.125%
                                 due 07/15/03...................................     B1/NR             761,250
                  1,675,000    Bresnan Communications, Callable 02/01/04,
                                 (144A), 0.000% due 02/01/09(v).................     B2/B+           1,147,375
                    700,000    Charter Communications Holdings LLC, (144A),
                                 8.250% due 04/01/07............................     B2/B+             717,500
                  1,150,000    Charter Communications Holdings LLC, Callable
                                 04/01/04, (144A), 0.000% due 04/01/11(v).......     B2/B+             757,563
                    200,000    Intermedia Communications, Inc., Callable
                                 03/01/04, (144A), 9.500% due 03/01/09..........      B2/B             207,500
                    200,000    Intermedia Communications, Inc., Series B,
                                 Callable 01/15/03, 8.500% due 01/15/08.........      B2/B             198,000
                    300,000    Intermedia Communications, Inc., Series B,
                                 Callable 11/01/02, 8.875% due 11/01/07.........      B2/B             301,500
                  1,000,000    Level 3 Communications, Callable 05/01/03, 9.125%
                                 due 05/01/08...................................      B3/B           1,022,500
                    250,000    McLeodUSA, Inc., Callable 03/15/03, 8.375% due
                                 03/15/08.......................................     B2/B+             249,375
                    250,000    McLeodUSA, Inc., Callable 07/15/02, 9.250% due
                                 07/15/07.......................................     B2/B+             261,250
                    325,000    McLeodUSA, Inc., Callable 11/01/03, 9.500% due
                                 11/01/08.......................................     B2/B+             347,750
                    700,000    Metromedia Fiber Network, Inc., Callable
                                 11/15/03, (144A), 10.000% due 11/15/08.........      B2/B             752,500
                    500,000    NEXTEL Communications, Inc., Callable 02/15/03,
                                 0.000% due 02/15/08(v).........................     B2/B-             375,000
                    100,000    NEXTLINK Communications, Callable 04/15/01,
                                 12.500% due 04/15/06...........................      B3/B             111,000
                    500,000    NEXTLINK Communications, Callable 04/15/03,
                                 0.000% due 04/15/08(v).........................     B3/NR             322,500
                    300,000    NEXTLINK Communications, Callable 11/15/03,
                                 (144A), 10.750% due 11/15/08...................      B3/B             321,000
                    800,000    NTL, Inc., Callable 10/01/03, (144A), 11.500% due
                                 10/01/08.......................................     B3/B-             900,000
                    600,000    NTL, Inc., Series A, Callable 04/15/00, 0.000%
                                 due 04/15/05(v)................................     B3/B-             567,000
                    325,000    Qwest Communications International, Inc.,
                                 Callable 10/15/02, 0.000% due 10/15/07(v)......    Ba1/BB+            264,966

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS (CONTINUED)
$                   200,000    Qwest Communications International, Inc.,
                                 Callable, (144A), 7.250% due 11/01/08..........    Ba1/BB+      $     206,338
                    500,000    Qwest Communications International, Inc.,
                                 Callable, (144A), 7.500% due 11/01/08..........    Ba1/BB+            524,485
                     98,000    Qwest Communications International, Inc., Series
                                 B, Callable 04/01/02, 10.875% due 04/01/07.....    Ba1/BB+            112,757
                    450,000    RCN Corp., Callable 10/15/02, 10.000% due
                                 10/15/07.......................................     B3/NR             468,000
                    400,000    RCN Corp., Series B, Callable 02/15/03, 0.000%
                                 due 02/15/08(v)................................     B3/NR             258,000
                                                                                                 -------------
                                                                                                    11,746,109
                                                                                                 -------------

TELEPHONE (0.9%)
                  2,000,000    GTE North, Inc., Series H, 5.650% due 11/15/08...     A2/AA-          1,911,720
                    300,000    ITC Deltacom, Inc., Callable 03/01/03, 8.875% due
                                 03/01/08.......................................      B2/B             307,500
                    200,000    ITC Deltacom, Inc., Callable 11/15/03, 9.750% due
                                 11/15/08.......................................      B2/B             213,000
                                                                                                 -------------
                                                                                                     2,432,220
                                                                                                 -------------

TRANSPORTATION (0.3%)
                    750,000    Atlantic Express Transportation Corp., Callable
                                 02/01/01, 10.750% due 02/01/04(s)..............      B2/B             770,625
                                                                                                 -------------

UTILITIES (1.0%)
                    750,000    Kincaid Generation LLC, Sinking Fund, (144A),
                                 7.330% due 06/15/20(s).........................   Baa3/BBB-           738,518
                    345,000    MidAmerican Energy Holdings Co., Callable, 7.520%
                                 due 09/15/08...................................   Baa3/BBB-           364,344
                  1,000,000    Southern Co. Capital Trust I, Callable 02/01/07,
                                 8.190% due 02/01/37............................    A3/BBB+          1,055,150
                    750,000    Texas Utilities Co., Callable, Putable, 5.940%
                                 due 10/15/11(v)................................    Baa3/BBB           750,870
                                                                                                 -------------
                                                                                                     2,908,882
                                                                                                 -------------
                                   TOTAL CORPORATE OBLIGATIONS (COST
                                     $84,002,420)...............................                    83,899,499
                                                                                                 -------------

FOREIGN CORPORATE OBLIGATIONS (6.4%)
AUSTRALIA (0.3%)
BANKING
                    500,000    National Australia Bank Ltd., 6.600% due
                                 12/10/07.......................................     A1/AA-            505,720
                                                                                                 -------------

FINANCIAL SERVICES
                    450,000    St. George Funding Co., Callable 06/30/07,
                                 (144A), 8.485% due 12/31/49(v).................   Baa1/BBB+           420,750
                                                                                                 -------------
                                                                                                       926,470
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
BERMUDA (0.4%)
TELEPHONE
$                 1,120,000    Flag Ltd., Callable 01/30/03, 8.250% due
                                 01/30/08(s)....................................     Ba3/B+      $   1,111,600
                                                                                                 -------------
CANADA (2.9%)
FOOD, BEVERAGES & TOBACCO
                    140,000    Cott Corp., Callable 07/01/00, 8.500% due
                                 05/01/07.......................................     B1/B+             126,000
                                                                                                 -------------
FOREST PRODUCTS & PAPER
                    800,000    Tembec Industries, Inc., Callable 06/30/04,
                                 8.625% due 06/30/09............................    Ba3/BB+            826,000
                                                                                                 -------------
OIL PRODUCTION
                    750,000    Canadian Occidental Petroleum, Callable, 7.400%
                                 due 05/01/28(s)................................    Baa2/BBB           684,383
                  1,000,000    Gulf Canada Resources Ltd., 8.250% due
                                 03/15/17.......................................    Ba1/BB+            944,000
                                                                                                 -------------
TELECOMMUNICATIONS
                    565,000    Clearnet Communications, Inc., Callable 12/15/00,
                                 0.000% due 12/15/05(v).........................     B3/NR             522,625
                    500,000    Rogers Cablesystems Ltd., Callable 12/01/02,
                                 10.000% due 12/01/07...........................    Ba3/BB+            562,500
                    700,000    Worldwide Fiber, Inc., Callable 12/15/03, (144A),
                                 12.500% due 12/15/05...........................     B3/B-             747,250
                                                                                                 -------------
TELECOMMUNICATION EQUIPMENT
                    250,000    Rogers Cantel, Inc., Callable 10/01/02, 8.300%
                                 due 10/01/07...................................    Ba3/BB+            263,750
                                                                                                 -------------
TELEPHONE
                    600,000    Call-Net Enterprises, Inc., Callable 08/15/02,
                                 0.000% due 08/15/07(v).........................     B2/BB-            423,000
                    610,000    Microcell Telecommunications, Inc., Series B,
                                 Callable 12/01/01, 0.000% due 06/01/06(v)......     B3/NR             512,400
                                                                                                 -------------
TRANSPORT & SERVICES
                    500,000    Laidlaw, Inc., Putable, 6.720% due 10/01/27(s)...    Baa3/BBB           467,300
                    700,000    Teekay Shipping Corp., Sinking Fund, 8.320% due
                                 02/01/08(s)....................................    Ba2/BB+            687,750
                                                                                                 -------------
WATER
                  1,000,000    Hydro-Quebec, Series HE, 8.625% due 06/15/29.....     A2/A+           1,224,360
                                                                                                 -------------
                                                                                                     7,991,318
                                                                                                 -------------
COLOMBIA (0.0%)
FINANCIAL SERVICES
                     40,000    Financiera Energetica Nacional, 9.375% due
                                 06/15/06.......................................    NR/BBB-             35,800
                     60,000    Financiera Energetica Nacional, (144A), 9.375%
                                 due 06/15/06...................................    NR/BBB-             53,700
                                                                                                 -------------
                                                                                                        89,500
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
INDONESIA (0.1%)
DIVERSIFIED MANUFACTURING
$                   100,000    Reliance Industries Ltd., (144A), 10.375% due
                                 06/24/16.......................................     Ba2/BB      $      89,111
                    100,000    Reliance Industries Ltd., (144A), Putable, 8.250%
                                 due 01/15/27...................................     Ba2/BB             88,287
                                                                                                 -------------
                                                                                                       177,398
                                                                                                 -------------
MALAYSIA (0.2%)
OIL PRODUCTION
                    250,000    Petroliam Nasional Berhad, Refunding, (144A),
                                 6.875% due 07/01/03............................   Baa3/BBB-           240,800
                    275,000    Petroliam Nasional Berhad, (144A), 7.125% due
                                 10/18/06.......................................   Baa3/BBB-           260,178
                                                                                                 -------------
UTILITIES
                    100,000    Tenaga Nasional Berhad, (144A), 7.625% due
                                 04/29/07.......................................   Baa3/BBB-            95,230
                                                                                                 -------------
                                                                                                       596,208
                                                                                                 -------------
MEXICO (0.4%)
BANKING
                    100,000    Bancomext Trust Division, (144A), 11.250% due
                                 05/30/06.......................................     Ba2/BB            106,380
                                                                                                 -------------
BROADCASTING & PUBLISHING
                    350,000    Grupo Televisa S.A., Callable 05/15/01, 0.000%
                                 due 05/15/08(v)................................     Ba2/BB            295,750
                                                                                                 -------------
METALS & MINING
                    870,000    Industrias Penoles, S.A., 8.390% due
                                 06/25/12(f)(s).................................     NR/NR             789,238
                                                                                                 -------------
                                                                                                     1,191,368
                                                                                                 -------------
NETHERLANDS (0.2%)
RAILROADS
                    400,000    Hermes Europe Railtel BV, Callable 08/15/02,
                                 11.500% due 08/15/07...........................      B3/B             438,000
                                                                                                 -------------
PHILIPPINES (0.1%)
UTILITIES
                    400,000    National Power Corp., 9.625% due 05/15/28........    Ba1/BB+            375,520
                                                                                                 -------------
WATER
                     50,000    Ce Casecnan Water & Energy, Inc., Series B,
                                 Callable, Sinking Fund, 11.950% due 11/15/10...    Ba2/BB+             44,250
                                                                                                 -------------
                                                                                                       419,770
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
POLAND (0.2%)
FINANCIAL SERVICES
$                   100,000    TPSA Finance BV, 7.750% due 12/10/08.............   Baa3/BBB-     $      99,990
                    500,000    TPSA Finance BV, (144A), 7.750% due 12/10/08.....   Baa3/BBB-           483,940
                                                                                                 -------------
                                                                                                       583,930
                                                                                                 -------------
RUSSIA (0.0%)
TELEPHONE
                    200,000    AO Rostelecom Loan Participation, 9.094% due
                                 02/15/00(s)(v).................................     NR/NR              70,000
                                                                                                 -------------
SOUTH KOREA (0.4%)
BANKING
                    150,000    Export-Import Bank Korea, 6.500% due 02/10/02....   Baa3/BBB-           146,043
                    300,000    Export-Import Bank Korea, 7.100% due 03/15/07....   Baa3/BBB-           295,005
                    200,000    Korea Development Bank, Refunding, 7.900% due
                                 02/01/02.......................................   Baa3/BBB-           201,598
                                                                                                 -------------
ELECTRONICS
                    250,000    Samsung Electronics Co., (144A), 7.450% due
                                 10/01/02.......................................    Ba1/BB-            242,418
                                                                                                 -------------
TELECOMMUNICATIONS
                    200,000    SK Telecom Co. Ltd., 7.750% due 04/29/04.........    Ba1/BBB-           196,318
                                                                                                 -------------
                                                                                                     1,081,382
                                                                                                 -------------
SWEDEN (0.3%)
TRANSPORTATION
                    800,000    Stena AB, Callable 06/15/02, 8.750% due
                                 06/15/07.......................................     Ba2/BB            750,000
                                                                                                 -------------
UNITED KINGDOM (0.9%)
ELECTRIC
                    750,000    United Utilities PLC, Callable, 6.250% due
                                 08/15/05.......................................      A2/A             738,503
                                                                                                 -------------
TELEPHONE
                    500,000    Cable & Wireless Communications PLC, Callable,
                                 6.375% due 03/06/03............................    Baa1/A-            501,075
                    750,000    Orange PLC, Callable 08/01/03, 8.000% due
                                 08/01/08.......................................     Ba3/B+            772,500
                                                                                                 -------------
WATER
                    500,000    Anglian Water PLC, Series B, 6.840% due
                                 01/15/13(f)....................................     NR/NR             486,480
                                                                                                 -------------
                                                                                                     2,498,558
                                                                                                 -------------
                                   TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                                     $18,041,572)...............................                    17,925,502
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
FOREIGN GOVERNMENT OBLIGATIONS (5.5%)
CANADA (0.4%)
             CAD    315,000    Government of Canada, 6.000% due 06/01/08(s).....    Aa1/AAA      $     229,279
                  1,000,000    Province of Quebec, 5.750% due 02/15/09..........     A2/A+             966,200
                                                                                                 -------------
                                                                                                     1,195,479
                                                                                                 -------------
DENMARK (0.1%)
            DKK   1,550,000    Kingdom of Denmark, 8.000% due 05/15/03(s).......    Aaa/AAA            258,141
                                                                                                 -------------
FRANCE (1.9%)
             EURO 1,250,000    BTAN, Five-Year French Treasury Note, 3.500% due
                                 07/12/04(s)....................................     Aaa/NR          1,340,295
             EURO 1,900,000    BTAN, Five-Year French Treasury Note, 4.500% due
                                 07/12/02(s)....................................     Aaa/NR          2,101,974
             EURO 1,010,857    BTAN, Five-Year French Treasury Note, 4.750% due
                                 03/12/02(s)....................................     NR/NR           1,123,447
             EURO   579,000    Government of France, 4.000% due 04/25/09(s).....    Aaa/AAA            614,577
                                                                                                 -------------
                                                                                                     5,180,293
                                                                                                 -------------
GERMANY (1.3%)
FEDERAL REPUBLIC OF GERMANY
             EURO 1,155,000    Series 99, 3.750% due 01/04/09(s)................     Aaa/NR          1,216,438
             EURO   593,098    Series 124, 4.500% due 08/19/02(s)...............    Aaa/AAA            658,342
             EURO 1,600,000    Series 126, 4.500% due 02/18/03(s)...............    Aaa/AAA          1,783,371
                                                                                                 -------------
                                                                                                     3,658,151
                                                                                                 -------------
JAPAN (0.7%)
GOVERNMENT OF JAPAN
           JPY   19,000,000    Series 203, 1.800% due 06/20/08(s)...............    Aa1/AAA          1,033,163
           JPY   99,000,000    Series 210, 1.900% due 03/20/09..................    Aa1/AAA            869,392
                                                                                                 -------------
                                                                                                     1,902,555
                                                                                                 -------------
NETHERLANDS (0.1%)
             EURO   263,192    Government of Netherlands, Series 2, 8.250% due
                                 06/15/02(s)....................................    Aaa/AAA            321,604
                                                                                                 -------------
SUPRANATIONAL OBLIGATIONS (0.3%)
BANKING
                  1,000,000    Inter-American Development Bank, 5.375% due
                                 11/18/08.......................................    Aaa/AAA            955,310
                                                                                                 -------------
UNITED KINGDOM (0.7%)
TREASURY GILT
            GBP      20,000    6.250% due 11/25/10(s)...........................    Aaa/AAA             36,694
            GBP     450,000    6.750% due 11/26/04(s)...........................    Aaa/AAA            794,464
            GBP     310,000    7.250% due 12/07/07(s)...........................    Aaa/AAA            585,481

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
TREASURY GILT (CONTINUED)
            GBP     230,000    7.500% due 12/07/06(s)...........................    Aaa/AAA      $     433,649
                                                                                                     1,850,288
                                                                                                 -------------
                                   TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST
                                     $15,607,507)...............................                    15,321,821
                                                                                                 -------------
FOREIGN GOVERNMENT AGENCIES (1.0%)
MEXICO (0.9%)
                    450,000    Banco Nacional de Comercio Exterior SNC, 7.250%
                                 due 02/02/04...................................     Ba2/BB            416,250
                    750,000    Banco Nacional Obra Serv, 9.625% due
                                 11/15/03(s)....................................     Ba2/BB            751,875
                    650,000    Petroleos Mexicanos, 9.500% due 09/15/27.........     Ba2/BB            614,250
                    600,000    Petroleos Mexicanos, (144A), Tranche 5, MTN,
                                 Putable, 9.375% due 12/02/08...................     Ba2/BB            618,000
                    125,000    Petroleos Mexicanos, Callable 07/15/99, 9.026%
                                 due 07/15/05(v)................................     Ba2/BB            119,688
                    120,000    Petroleos Mexicanos, Callable 07/15/99, (144A),
                                 9.026% due 07/15/05(v).........................     Ba2/BB            114,900
                                                                                                 -------------
                                                                                                     2,634,963
                                                                                                 -------------
PHILIPPINES (0.1%)
                    350,000    Bangko Sentral Pilipinas, 8.600% due 06/15/27....    Ba1/BB+            304,535
                                                                                                 -------------
                                   TOTAL FOREIGN GOVERNMENT AGENCIES (COST
                                     $2,756,702)................................                     2,939,498
                                                                                                 -------------
PRIVATE PLACEMENT (7.0%)
APPARELS & TEXTILES (0.3%)
                    750,000    LD Fashion Holdings Corp., 7.130% due
                                 05/01/05(f)(s).................................     NR/NR             751,650
                                                                                                 -------------
FINANCIAL SERVICES (0.3%)
                    746,995    Huntington National Bank Republic, 7.240% due
                                 12/05/20(f)....................................     NR/NR             705,111
                                                                                                 -------------
NATURAL GAS (0.2%)
                    500,000    Great Lake Gas Transmission, 6.730% due
                                 03/25/18(f)....................................     NR/NR             475,655
                                                                                                 -------------
OIL-PRODUCTION (0.2%)
                    168,101    Amerada Hess Corp. Leveraged Lease, 7.330% due
                                 01/01/14(f)....................................     NR/NR             167,617
                    331,899    Amerada Hess Corp. Leveraged Lease, Series A,
                                 6.140% due 01/01/14(f).........................     NR/NR             306,495
                                                                                                 -------------
                                                                                                       474,112
                                                                                                 -------------
REAL ESTATE (6.0%)
                  2,976,340    127-129-131 West 96th St. Corp. (1st Mortage
                                 Agreement on Cooperative Building in New York
                                 City), 6.850% due 12/01/18(f)..................     NR/NR           2,914,402
                  1,098,239    14-16 East 17th St. (1st Mortgage Agreement on
                                 Cooperative Building in New York City), 7.000%
                                 due 03/01/21(f)................................     NR/NR           1,080,041
                  1,577,937    270 Fifth Ave. (1st Mortage Agreement on
                                 Cooperative Building in Brookyln, New York),
                                 6.930% due 09/01/18(f).........................     NR/NR           1,555,120

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
REAL ESTATE (CONTINUED)
$                   491,924    31-33 Mercer Street (1st Mortgage Agreement on
                                 Cooperative Building in New York City), 7.490%
                                 due 04/01/23(f)................................     NR/NR       $     501,275
                    625,270    3512 Oxford Avenue (1st Mortgage Agreement on
                                 Cooperative Building in Riverdale, New York),
                                 8.450% due 06/01/17(f).........................     NR/NR             684,314
                    625,414    3810 Greystone Avenue (1st Mortgage Agreement on
                                 Cooperative Building in Riverdale, New York),
                                 8.500% due 06/01/17(f).........................     NR/NR             674,715
                    808,278    421 West 57th Street (1st Mortgage Agreement on
                                 Cooperative Building in New York City), 8.980%
                                 due 07/01/22(f)................................     NR/NR             905,829
                    496,057    482 East 9th Street, Kensington Gardens Corp.
                                 (1st Mortgage Agreement on Cooperative Building
                                 in New York City), 6.850% due 12/01/18(f)......     NR/NR             483,650
                    619,050    86-06/86-42 155th Ave., Dartmouth Cooperative
                                 Corp. (1st Mortgage Agreement on Cooperative
                                 Building in Howard Beach, New York), 7.000% due
                                 01/01/14(f)....................................     NR/NR             614,178
                  1,627,248    PC Bel Clare Estates, 33 Claroma St., St. Joseph
                                 Township, Minnesota, 6.805% due 09/01/18(f)....     NR/NR           1,593,905
                  1,383,144    PC Northstar Terrace, 101 Jupiter Drive, East
                                 Grand Forks, Minnesota, 6.625% due
                                 10/01/18(f)(s).................................     NR/NR           1,310,197
                  1,642,184    PC Shangri-La, 3526 North Cascacle Ave., Colorado
                                 Springs, Colorado, 6.520% due 10/01/08(f)(s)...     NR/NR           1,566,496
                  1,313,698    PC Three Lakes Estates, 2151 Three Lakes Road,
                                 Albany, Oregon, 6.055% due 10/01/13(f).........     NR/NR           1,202,585
                  1,447,540    Walgreen-Benderson, 7.625% due 11/15/13(f).......     NR/NR           1,498,175
                                                                                                 -------------
                                                                                                    16,584,882
                                                                                                 -------------
                                   TOTAL PRIVATE PLACEMENT (COST $19,212,422)...                    18,991,410
                                                                                                 -------------
SOVEREIGN BONDS (16.7%)
ARGENTINA (2.7%)
                     49,887    Republic of Argentina Bocon, Series Pre-2,
                                 Callable 06/07/99, Sinking Fund, 4.930% due
                                 04/01/01(v)....................................     Ba3/NR             48,281
                    155,000    Republic of Argentina Bonos del Tesoro, Series
                                 BT02, 8.750% due 05/09/02......................     Ba3/NR            148,025
                    200,000    Republic of Argentina Discount Bonds, Series
                                 L-GL, Callable 11/30/99, 5.855% due 03/31/23...     Ba3/BB            150,750
                  1,375,000    Republic of Argentina Global Bonds, 9.750% due
                                 09/19/27.......................................     Ba3/BB          1,200,375
                  1,160,000    Republic of Argentina Global Bonds, 11.750% due
                                 04/04/09.......................................     Ba3/BB          1,197,120
                  1,300,000    Republic of Argentina Global Bonds, 12.125% due
                                 02/25/19.......................................     Ba3/BB          1,355,250
                    590,000    Republic of Argentina Global Bonds, Series BGL5,
                                 11.375% due 01/30/17...........................     Ba3/BB            588,525
                    400,000    Republic of Argentina Global Bonds, Series XW,
                                 11.000% due 12/04/05...........................     Ba3/BB            397,000
                    300,000    Republic of Argentina Par Bonds, Series L-GP,
                                 Callable 11/30/99, 6.000% due 03/31/23.........     Ba3/BB            213,188
                  2,425,440    Republic of Argentina, Series FRB, Callable
                                 09/30/99, Sinking Fund, 5.855% due
                                 03/31/05(v)....................................     Ba3/BB          2,158,642
                                                                                                 -------------
                                                                                                     7,457,156
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
BRAZIL (2.2%)
$                 3,257,138    Republic of Brazil C Bonds, Series 20 Year,
                                 Callable 10/15/99, Sinking Fund, 8.000% due
                                 04/15/14(v)....................................     B2/B+       $   2,260,454
                    747,050    Republic of Brazil C Bonds, Series L, Callable
                                 10/15/99, Sinking Fund, 8.000% due
                                 04/15/14(v)....................................     B2/B+             518,453
                    780,000    Republic of Brazil DCB, Series 18 Year, Callable
                                 10/15/99, Sinking Fund, 5.918% due
                                 04/15/12(v)....................................     B2/B+             492,375
                    750,000    Republic of Brazil Global Bonds, 10.125% due
                                 05/15/27.......................................     B2/B+             600,750
                    650,000    Republic of Brazil Global Bonds, 11.625% due
                                 04/15/04.......................................     B2/B+             639,275
                  1,833,500    Republic of Brazil, Series EI-L, Callable
                                 10/15/99, Sinking Fund, 5.855% due
                                 04/15/06(v)....................................     B2/B+           1,463,362
                     47,500    Republic of Brazil, Series RG, Callable 10/15/99,
                                 Sinking Fund, 5.855% due 04/15/06(v)...........     B2/NR              37,911
                                                                                                 -------------
                                                                                                     6,012,580
                                                                                                 -------------
BULGARIA (0.6%)
                  1,100,000    Republic of Bulgaria Discount Bonds, Series A,
                                 Callable 07/28/99, 5.855% due 07/28/24(v)......     B2/NR             756,250
                    630,000    Republic of Bulgaria IAB, PDI, Callable 07/28/99,
                                 Sinking Fund, 5.855% due 07/28/11(v)...........     B2/NR             426,825
                    675,000    Republic of Bulgaria IAB, PDI, Series R, Callable
                                 07/28/99, Sinking Fund, 5.855% due
                                 07/28/11(v)....................................     B2/NR             457,313
                                                                                                 -------------
                                                                                                     1,640,388
                                                                                                 -------------
COLOMBIA (1.1%)
                  1,500,000    Republic of Columbia, 7.625% due 02/15/07........   Baa3/BBB-         1,303,125
                    225,000    Republic of Colombia, 8.625% due 04/01/08........   Baa3/BBB-           204,469
                    400,000    Republic of Columbia, 9.750% due 04/23/09........   Baa3/BBB-           385,667
                    875,000    Republic of Colombia, 10.875% due 03/09/04.......   Baa3/BBB-           921,302
                    395,000    Republic of Columbia, Callable 08/13/00, 10.986%
                                 due 08/13/05(v)................................   Baa3/BBB-           377,225
                                                                                                 -------------
                                                                                                     3,191,788
                                                                                                 -------------
COSTA RICA (0.1%)
                    200,000    Republic of Costa Rica, 8.000% due 05/01/03......     Ba1/BB            192,000
                    150,000    Republic of Costa Rica, (144A), 9.335% due
                                 05/15/09.......................................     Ba1/BB            149,719
                                                                                                 -------------
                                                                                                       341,719
                                                                                                 -------------
CROATIA (0.1%)
                    250,000    Republic of Croatia, Series A, Callable 07/30/99,
                                 Sinking Fund, 5.855% due 07/31/10(s)(v)........   Baa3/BBB-           194,375
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
MEXICO (4.5%)
$                   250,000    United Mexican States Discount Bonds, Series C,
                                 Callable 11/18/99, 5.855% due 12/31/19(v)......     Ba2/BB      $     215,781
                    250,000    United Mexican States Discount Bonds, Series D,
                                 Callable 12/06/99, 5.855% due 12/31/19(v)......     Ba2/BB            215,781
                    975,000    United Mexican States Global Bonds, 9.875% due
                                 01/15/07.......................................     Ba2/BB          1,022,775
                  2,100,000    United Mexican States Global Bonds, 11.375% due
                                 09/15/16.......................................     Ba2/BB          2,395,313
                  4,010,000    United Mexican States Global Bonds, 11.500% due
                                 05/15/26(s)....................................     Ba2/BB          4,769,895
                  1,250,000    United Mexican States Global Bonds, Series E,
                                 MTN, 9.750% due 04/06/05.......................     Ba2/BB          1,296,250
                  2,325,000    United Mexican States Global Bonds, Series XW,
                                 10.375% due 02/17/09...........................     NR/NR           2,493,563
                                                                                                 -------------
                                                                                                    12,409,358
                                                                                                 -------------
PANAMA (1.2%)
                    150,000    Republic of Panama, 7.875% due 02/13/02..........    Ba1/BB+            146,070
                    200,000    Republic of Panama Global Bonds, 8.875% due
                                 09/30/27.......................................    Ba1/BB+            188,500
                    600,000    Republic of Panama Global Bonds, 8.250% due
                                 04/22/08(s)....................................    Ba1/BB+            568,500
                    125,000    Republic of Panama Global Bonds, Putable, 9.375%
                                 due 04/01/29...................................    Ba1/BB+            128,250
                  1,090,000    Republic of Panama IRB, Series 18 Year, Sinking
                                 Fund, 4.000% due 07/17/14(v)...................    Ba1/BB+            854,288
                  2,004,938    Republic of Panama PDI, Series 20 Year, Sinking
                                 Fund, 5.855% due 07/17/16(v)...................    Ba1/BB+          1,566,859
                                                                                                 -------------
                                                                                                     3,452,467
                                                                                                 -------------
PERU (1.0%)
                  1,125,000    Republic of Peru FLIRB, Series 20 Year, Sinking
                                 Fund, 3.750% due 03/07/17(v)...................     NR/BB             692,578
                  3,100,000    Republic of Peru PDI, Series 20 Year, Sinking
                                 Fund, 4.500% due 03/07/17(v)...................     NR/BB           2,088,625
                                                                                                 -------------
                                                                                                     2,781,203
                                                                                                 -------------
PHILIPPINES (1.0%)
                  1,315,000    Republic of Philippines Global Bonds, 8.875% due
                                 04/15/08.......................................    Ba1/BB+          1,338,013
                  1,150,000    Republic of Philippines Global Bonds, 9.875% due
                                 01/15/19.......................................    Ba1/BB+          1,179,095
                    400,000    Republic of Phillipines, Series B, Callable
                                 12/01/99, 6.500% due 12/01/17..................    Ba1/BB+            354,000
                                                                                                 -------------
                                                                                                     2,871,108
                                                                                                 -------------
POLAND (0.2%)
                    630,000    Republic of Poland Bearer PDI, Callable 10/27/99,
                                 Sinking Fund, 5.000% due 10/27/14(v)...........   Baa3/BBB-           582,750
                    100,000    Republic of Poland PDI, Callable 10/27/99,
                                 Sinking Fund, 5.000% due 10/27/14(v)...........   Baa3/BBB-            92,500
                                                                                                 -------------
                                                                                                       675,250
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                           SECURITY DESCRIPTION                    RATING          VALUE
---------------------------    -------------------------------------------------  ------------   -------------
TURKEY (0.1%)
$                   200,000    Republic of Turkey, 9.875% due 02/23/05..........      B1/B       $     189,000
                                                                                                 -------------
URUGUAY (0.1%)
                    200,000    Republica Orient Uruguay Global Bonds, 7.875% due
                                 11/18/03.......................................   Baa3/BBB-           205,000
                                                                                                 -------------
VENEZUELA (1.8%)
                  3,857,130    Republic of Venezuela DCB, Series DL, Callable,
                                 Sinking Fund, 5.918% due 12/18/07(v)...........     B2/B+           3,114,633
                  2,485,000    Republic of Venezuela Global Bonds, 9.250% due
                                 09/15/27.......................................     Ba2/B+          1,801,625
                                                                                                 -------------
                                                                                                     4,916,258
                                                                                                 -------------
                                   TOTAL SOVEREIGN BONDS (COST $43,208,237).....                    46,337,650
                                                                                                 -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (14.9%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.2%)
                    706,234    7.500% due 05/01/27..............................                       725,874
                 27,635,000    TBA, May, 6.50% due 03/01/29.....................                    27,453,650
                                                                                                 -------------
                                                                                                    28,179,524
                                                                                                 -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (4.7%)
                 11,789,544    7.00% due 10/15/28 - 09/15/29(s).................                    11,962,613
                  1,000,000    TBA, May, 7.00% due 03/01/29.....................                     1,015,000
                                                                                                 -------------
                                                                                                    12,977,613
                                                                                                 -------------
                                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                                     (COST $41,321,143).........................                    41,157,137
                                                                                                 -------------
U.S. TREASURY OBLIGATIONS (1.8%)
U.S. TREASURY BONDS (0.2%)
                    250,000    5.250% due 02/15/29..............................                       234,688
                    170,000    5.500% due 08/15/28(s)...........................                       162,005
                    220,000    6.750% due 08/15/26(s)...........................                       245,265
                                                                                                 -------------
                                                                                                       641,958
                                                                                                 -------------
U.S. TREASURY NOTES (1.6%)
                    150,000    4.250% due 11/15/03(s)...........................                       144,071
                  3,450,000    6.250% due 02/28/02(s)...........................                     3,545,945
                    710,000    6.625% due 05/15/07(s)...........................                       765,025
                                                                                                 -------------
                                                                                                     4,455,041
                                                                                                 -------------
                                   TOTAL U.S. TREASURY OBLIGATIONS (COST
                                     $5,171,501)................................                     5,096,999
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

    SHARES                             SECURITY DESCRIPTION                           VALUE
---------------    -------------------------------------------------------------  -------------
WARRANTS (0.0%)
ARGENTINA (0.0%)
          1,150    Republic of Argentina, Expiring 02/25/00.....................  $      34,500
            600    Republic of Argentina, Expiring 12/03/99.....................         18,000
                                                                                  -------------
                       TOTAL WARRANTS (COST $52,803)............................         52,500
                                                                                  -------------
RIGHTS (0.0%)
MEXICO (0.0%)
        384,000    United Mexican States Value Recovery, Series A, Expiring
                     06/30/03, 0.000% due 06/30/03..............................              0
                                                                                  -------------

         PRINCIPAL
        AMOUNT{::}
---------------------------
SHORT-TERM INVESTMENTS (16.8%)
CORPORATE OBLIGATIONS (0.3%)
APPARELS & TEXTILES (0.2%)
$                   375,000    Fruit of the Loom, Inc., Refunding, 7.875% due
                                 10/15/99.......................................        375,832
                                                                                  -------------
CHEMICALS (0.2%)
                    192,308    Lyondell Petrochemical Corp., Tranche C, 7.220%
                                 due 06/30/99(v)................................        191,827
                                                                                  -------------
FOREIGN CORPORATE OBLIGATIONS (0.1%)
TURKEY (0.1%)
FINANCIAL SERVICES
                    600,000    Sultan Ltd., 7.842% due 06/11/99(s)(v)...........        594,000
                                                                                  -------------
                                                                                      1,161,659
                                                                                  -------------
U.S. TREASURY OBLIGATIONS (0.2%)
                     40,000    Bills, 4.310% due 07/15/99(s)(y).................         39,646
                    200,000    Notes, 5.875% due 11/15/99.......................        201,094
                    200,000    Notes, 6.000% due 06/30/99(s)....................        200,460
                                                                                  -------------
                                                                                        441,200
                                                                                  -------------
EURO TIME DEPOSITS (1.4%)
                  2,000,000    State Street Bank & Trust Co. London, 4.625% due
                                 05/06/99(s)....................................      2,000,000
                  2,000,000    State Street Bank & Trust Co. London, 4.700% due
                                 05/04/99(s)....................................      2,000,000
                                                                                  -------------
                                                                                      4,000,000
                                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

         PRINCIPAL
        AMOUNT{::}                           SECURITY DESCRIPTION                     VALUE
---------------------------    -------------------------------------------------  -------------
REPURCHASE AGREEMENT (14.8%)
$                40,916,000    State Street Bank & Trust Co., 4.00% dated
                                 04/30/99 due 05/30/99, proceeds $40,929,639
                                 (collateralized by $100,000 U.S. Treasury
                                 Bonds, 6.375% due 08/15/27, valued at $108,870,
                                 $3,645,000 U.S. Treasury Notes, 5.500% due
                                 02/29/00, valued at $3,645,000, $800,000 U.S.
                                 Treasury Notes, 5.750% due 04/30/03, valued at
                                 $815,250, $20,455,000 U.S. Treasury Bonds,
                                 12.750% due 11/15/10, valued at $29,608,613,
                                 $2,610,000 U.S. Treasury Notes, 7.500% due
                                 10/31/99, valued at $2,637,731, $4,825,000 U.S.
                                 Treasury Notes, 5.875% due 07/31/99, valued at
                                 $4,879,281)....................................  $  40,916,000
                                                                                  -------------
                                   TOTAL SHORT-TERM INVESTMENTS (COST
                                     $46,522,368)...............................     46,518,859
                                                                                  -------------
                               TOTAL INVESTMENTS (COST $305,611,173) (110.5%)...    305,520,990
                               LIABILITIES IN EXCESS OF OTHER ASSETS (-10.5%)...    (29,070,755)
                                                                                  -------------
                               NET ASSETS (100.0%)..............................  $ 276,450,235
                                                                                  -------------
                                                                                  -------------

------------------------------
Note: Based on the cost of investments of $306,037,248 for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation and depreciation was $5,457,285 and $5,973,543, respectively, resulting in net unrealized depreciation of $516,258.

(f) Fair valued security. Approximately 8% of the market value of the securities have been valued at fair value. (See Note 1a)

(s) Security is fully or partially segregated with custodian as collateral for when-issued securities and for futures contracts or with broker as initial margin for futures contracts. $71,540,986 of the market value has been segregated.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y) Yield to maturity.

{::} Denominated in USD unless otherwise indicated.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

C -- Capitalization.

CAD -- Canadian Dollar.

CSTR -- Collateral Strip Rate.

DKK -- Danish Krone.

EURO -- Euro.

FLIRB -- Floating Interest Rate Bond

GBP -- British Pound.

IAB -- Interest in Arrears Bond.

IO -- Interest Only.

JPY -- Japanese Yen.

MTN -- Medium Term Note.

NR -- Not Rated.

PDI -- Past Due Interest.

Refunding -- Bonds for which the issuer has issued new bonds and cancelled the old issue.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $264,695,173)           $264,604,990
Repurchase Agreements (Cost $40,916,000)             40,916,000
Cash                                                      4,085
Foreign Currency at Value (Cost $883,375)               878,989
Receivable for Investments Sold                       7,738,741
Interest Receivable                                   3,772,470
Variation Margin Receivable                             146,841
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    106,082
Deferred Organization Expenses                           14,008
Prepaid Trustees' Fees                                      334
Prepaid Expenses and Other Assets                         1,430
                                                   ------------
    Total Assets                                    318,183,970
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    41,519,365
Advisory Fee Payable                                    101,312
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                     43,322
Administrative Services Fee Payable                       5,799
Administration Fee Payable                                  216
Fund Services Fee Payable                                   111
Accrued Expenses                                         63,610
                                                   ------------
    Total Liabilities                                41,733,735
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $276,450,235
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $ 8,839,017
EXPENSES
Advisory Fee                                       $  546,207
Custodian Fees and Expenses                           108,289
Administrative Services Fee                            32,073
Professional Fees and Expenses                         25,865
Fund Services Fee                                       2,562
Amortization of Organization Expense                    2,413
Trustees' Fees and Expenses                             1,393
Administration Fee                                      1,186
Miscellaneous                                           4,871
                                                   ----------
    Total Expenses                                                  724,859
                                                                -----------
NET INVESTMENT INCOME                                             8,114,158
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                          (1,086,074)
  Futures Contracts                                   106,054
  Foreign Currency Contracts and Transactions         861,504
                                                   ----------
    Net Realized Loss                                              (118,516)
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                         779,687
  Futures Contracts                                   214,930
  Foreign Currency Contracts and Translations       2,129,195
                                                   ----------
    Net Change in Unrealized Appreciation                         3,123,812
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $11,119,454
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1999          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1998
                                                   ------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  8,114,158   $    12,998,257
Net Realized Loss on Investments, Futures and
  Foreign Currency Contracts and Transactions          (118,516)       (8,737,057)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations         3,123,812        (3,001,152)
                                                   ------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                     11,119,454         1,260,048
                                                   ------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        71,628,356       199,905,113
Withdrawals                                         (40,451,575)      (67,392,063)
                                                   ------------   ----------------
    Net Increase from Investors' Transactions        31,176,781       132,513,050
                                                   ------------   ----------------
    Total Increase in Net Assets                     42,296,235       133,773,098
NET ASSETS
Beginning of Period                                 234,154,000       100,380,902
                                                   ------------   ----------------
End of Period                                      $276,450,235   $   234,154,000
                                                   ------------   ----------------
                                                   ------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                           FOR THE PERIOD
                                                       FOR THE                             MARCH 17, 1997
                                                   SIX MONTHS ENDED    FOR THE FISCAL     (COMMENCEMENT OF
                                                    APRIL 30, 1999       YEAR ENDED      OPERATIONS) THROUGH
                                                     (UNAUDITED)      OCTOBER 31, 1998    OCTOBER 31, 1997
                                                   ----------------   ----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                0.60%(b)            0.63%                0.65%(b)
  Net Investment Income                                       6.69%(b)            6.59%                7.09%(b)
  Expenses without Reimbursement                              0.60%(b)            0.63%                0.80%(b)
Portfolio Turnover                                             142%(a)             368%                 212%(a)

------------------------
(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30 ,1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Global Strategic Income Portfolio (the "portfolio") is one of two subtrusts (portfolios) comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The portfolio commenced operations on March 17, 1997 and received a contribution of certain assets and liabilities including securities, with a value of $41,072,730 on that date from the J.P. Morgan Institutional Global Strategic Income Fund in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return from a portfolio of fixed income securities of foreign and domestic issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30 ,1999
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30 ,1999
--------------------------------------------------------------------------------

      portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 1999, the portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        4/30/99     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Danish Krone 103,022, expiring 06/23/99..........  $    14,823   $    14,720   $        (103)
Euro 2,117,887, expiring 06/23/99................    2,285,341     2,248,651         (36,690)
Japanese Yen 130,959,927, expiring 05/10/99......    1,095,954     1,097,172           1,218
Japanese Yen 2,113,362, expiring 06/23/99........       18,063        17,833            (230)
Swedish Krona 130,031, expiring 06/23/99.........       15,648        15,506            (142)

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
                                                   -----------
Canadian Dollar 287,271, expiring 06/23/99.......      193,318       197,316          (3,998)
Danish Krone 1,915,301, expiring 06/23/99........      278,464       273,661           4,803
Euro 11,720,985, expiring 06/23/99...............   12,529,306    12,444,668          84,638
German Mark 1,174,238, expiring 06/23/99.........    1,897,810     1,889,622           8,188
Japanese Yen 227,431,686, expiring 06/23/99......    1,924,122     1,919,131           4,991
Swedish Krona 130,031, expiring 06/23/99.........       15,591        15,506              85
                                                                               --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                              $      62,760
                                                                               --------------
                                                                               --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30 ,1999
--------------------------------------------------------------------------------
      correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At April 30, 1999, the portfolio had open futures contracts as follows:

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
U.S. Five Year Note, expiring June 1999..........             16    $     (15,971)   $     1,794,221
Eurex Ten Year Euro Bund, expiring June 1999.....              5            8,187            602,214
                                                   --------------   --------------   ----------------
Totals...........................................             21    $      (7,784)   $     2,396,435
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

                                                                     NET UNREALIZED
                                                                     APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS SHORT   (DEPRECIATION)     OF CONTRACTS
                                                   ---------------   --------------   ----------------
U.S. Long Bond, expiring June 1999...............              51    $     150,382    $     6,279,944
U.S. Ten Year Note, expiring June 1999...........              63           28,685          7,253,997
                                                   ---------------   --------------   ----------------
Totals...........................................             114    $     179,067    $    13,533,941
                                                   ---------------   --------------   ----------------
                                                   ---------------   --------------   ----------------

   f) The portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the portfolio's potential gain or loss on swap transaction is not subject to any fixed limit.

   g) The portfolio may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   h) The portfolio incurred organization expenses in the amount of $23,505, which were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30 ,1999
--------------------------------------------------------------------------------

   i) Expenses incurred by Series Portfolio II with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in Series Portfolio II, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   j) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign witholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio's Investment Advisor is J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.45% of the portfolio's average daily net assets. For the six months ended April 30, 1999, such fees amounted to $546,207.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1999, the fee for these services amounted to $1,186.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended April 30, 1999, the fee for these services amounted to $32,073.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30 ,1999
--------------------------------------------------------------------------------

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.65% of the average daily net assets of the portfolio. For the six months ended April 30, 1999, no reimbursement was necessary under the agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $2,562 for the six months ended April 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $550.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 1999 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $212,282,752   $214,812,431
Corporate and Collateralized Obligations.........   156,653,793    119,593,000
                                                   ------------   ------------
                                                   $368,936,545   $334,405,431
                                                   ------------   ------------
                                                   ------------   ------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN INSTITUTIONAL FUNDS

   PRIME MONEY MARKET FUND

   TREASURY MONEY MARKET FUND

   FEDERAL MONEY MARKET FUND

   TAX EXEMPT MONEY MARKET FUND

   TAX AWARE ENHANCED INCOME FUND:

      INSTITUTIONAL SHARES

   SHORT TERM BOND FUND

   BOND FUND

   GLOBAL STRATEGIC INCOME FUND

   TAX EXEMPT BOND FUND

   NEW YORK TAX EXEMPT BOND FUND

   CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

   DIVERSIFIED FUND

   DISCIPLINED EQUITY FUND

   U.S. EQUITY FUND

   U.S. SMALL COMPANY FUND

   TAX AWARE DISCIPLINED EQUITY FUND:
      INSTITUTIONAL SHARES

   INTERNATIONAL EQUITY FUND

   EUROPEAN EQUITY FUND

   INTERNATIONAL OPPORTUNITIES FUND

   EMERGING MARKETS EQUITY FUND

   SMARTINDEX-TM- FUND

FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 766-7722.
IM0391-I

J.P. MORGAN
INSTITUTIONAL
GLOBAL STRATEGIC
INCOME FUND











SEMIANNUAL REPORT
APRIL 30, 1999